Equity in Broker Trading Account (Tables)	12 Months Ended
Dec. 31, 2012
Equity in Broker Trading Account [Abstract]
Amounts of cash and futures contracts

	December 31, 2012	December 31, 2011
Total Index Series	$17,224,591	$23,495,853
Agricultural Sector Series	780,902	871,324